Accounts Receivable, net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, net

Note E – Accounts Receivable, net

The accounts receivable, net balance was as follows:

	Successor
	December 31,	December 31,
	2021	2020
Accounts receivable, net
Billed receivables	$14,820	$5,352
Unbilled receivables	1,442	705
Total accounts receivable, net	$16,262	$6,057

Accounts receivable are recorded for amounts to which the Company is entitled and has invoiced to the customer. Unbilled receivables consist of unbilled amounts as of December 31, 2021 under T&M contracts where billing and payment is subject solely to the passage of time. There was no allowance for doubtful accounts as of Decopember 31, 2021 and December 31, 2020.